Financial risk management objectives and policies - Narrative (Details) energy_unit in Thousands			1 Months Ended
	Nov. 18, 2024 USD ($)	Apr. 29, 2024 USD ($)	Feb. 28, 2023 USD ($) agreement	May 31, 2022 USD ($) agreement	Mar. 24, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Nov. 18, 2024 EUR (€)	Apr. 29, 2024 EUR (€)	Dec. 31, 2023 EUR (€) energy_unit
Maximum
Disclosure of detailed information about financial instruments [line items]
Credit support payment threshold						$ 1,000	€ 1,000
Minimum
Disclosure of detailed information about financial instruments [line items]
Credit support payment threshold | $						$ 500
€150,000 Cross Currency Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount | $								$ 150,000,000
€150,000 Cross Currency Interest Rate Swaps | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument		$ 160,820,000									€ 150,000,000
Hedging instrument, length of agreement		5 years
Hedging instrument, repayment ratio		107.213%
€150,000 Cross Currency Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount | $								$ 150,000,000
€150,000 Cross Currency Interest Rate Swaps | Interest rate risk | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Hedging instrument	$ 158,075,000									€ 150,000
Hedging instrument, length of agreement	30 months
Hedging instrument, repayment ratio	105.383%
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | €							€ 32,800,000		€ 32,800
Notional value, exchange rate						1.17488	1.17488	1.04258	1.04258			1.07092
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Renewal Of Derivative
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					€ 32,800,000
Notional value, exchange rate					1.15668
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period One
Disclosure of detailed information about financial instruments [line items]
Notional amount | €												€ 40,800
Notional value, exchange rate												1.07945
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Two
Disclosure of detailed information about financial instruments [line items]
Notional amount | €												€ 30,000
Notional value, exchange rate												1.07907
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Three
Disclosure of detailed information about financial instruments [line items]
Notional amount | €												€ 42,000
Notional value, exchange rate												1.05962
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Four
Disclosure of detailed information about financial instruments [line items]
Notional amount | €												€ 10,000
Notional value, exchange rate												1.05918
Foreign Exchange Forwards, Variable Rate RCF Debt | Foreign Currency Exchange Rate Risk | Economic Hedges
Disclosure of detailed information about financial instruments [line items]
Notional value, average exchange rate								1.10478	1.10478			1.08840
Foreign Exchange Forwards, Variable Rate RCF Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period One
Disclosure of detailed information about financial instruments [line items]
Notional amount | €									€ 2,800,000			€ 16,500
Notional value, average exchange rate												1.09379
Foreign Exchange Forwards, Variable Rate RCF Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Two
Disclosure of detailed information about financial instruments [line items]
Notional amount | €									€ 10,000			€ 20,000
Notional value, average exchange rate								1.1222	1.1222			1.08395
Interest Rate Swaps | Interest rate risk | Economic Hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, length of agreement			3 years	3 years
Notional amount | $			$ 100,000	$ 100,000
Number of agreements | agreement			2	2
Interest Rate Swaps | Interest rate risk | Economic Hedges | Fixed Rate Interest 2.653 Percent
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 50,000
Fixed interest rate				2.653%
Interest Rate Swaps | Interest rate risk | Economic Hedges | Fixed Rate Interest 2.655 Percent
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 50,000
Fixed interest rate				2.655%
Interest Rate Swaps | Interest rate risk | Economic Hedges | Fixed Rate Interest 3.976 Percent
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 50,000
Fixed interest rate			3.976%
Interest Rate Swaps | Interest rate risk | Economic Hedges | Fixed Rate Interest 4.166 Percent
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 50,000
Fixed interest rate			4.166%
Natural Gas Cash Flow Hedge | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | energy_unit												420
Nominal amount of hedging instrument, outstanding | energy_unit												390